Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wilshire Mutual Funds, Inc.
Entity Central Index Key	0000890453
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$67	1.30%
[1]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Net Assets	$ 278,251,914
Holdings Count | $ / shares	351
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$278,251,914
Number of Holdings	351
Portfolio Turnover	49%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	36.4%
Communication Services	15.2%
Consumer Discretionary	11.1%
Health Care	7.2%
Financials	5.6%
Industrials	5.4%
Mortgage Securities	2.8%
Utilities	2.5%
Consumer Staples	2.0%
Cash & Other	11.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.7%
Microsoft Corp.	9.0%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	5.8%
Broadcom, Inc.	3.6%
Alphabet, Inc.	3.5%
Netflix, Inc.	3.2%
Apple, Inc.	3.2%
Voya VACS Series SC Fund	2.2%
Visa, Inc.	1.9%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
[2]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 278,251,914
Holdings Count | $ / shares	351
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$278,251,914
Number of Holdings	351
Portfolio Turnover	49%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	36.4%
Communication Services	15.2%
Consumer Discretionary	11.1%
Health Care	7.2%
Financials	5.6%
Industrials	5.4%
Mortgage Securities	2.8%
Utilities	2.5%
Consumer Staples	2.0%
Cash & Other	11.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.7%
Microsoft Corp.	9.0%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	5.8%
Broadcom, Inc.	3.6%
Alphabet, Inc.	3.5%
Netflix, Inc.	3.2%
Apple, Inc.	3.2%
Voya VACS Series SC Fund	2.2%
Visa, Inc.	1.9%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$66	1.30%
[3]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
Net Assets	$ 165,837,593
Holdings Count | $ / shares	518
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$165,837,593
Number of Holdings	518
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	20.4%
Information Technology	13.3%
Health Care	11.3%
Industrials	10.5%
Consumer Staples	5.5%
Communication Services	5.4%
Energy	5.2%
Consumer Discretionary	5.2%
Materials	4.0%
Cash & Other	19.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.2%
Microsoft Corp.	1.8%
F5, Inc.	1.6%
Workday, Inc.	1.5%
Bank of America Corp.	1.3%
Amazon.com, Inc.	1.2%
Charles Schwab Corp.	1.2%
JPMorgan Chase & Co.	1.2%
Citigroup, Inc.	1.1%
Alphabet, Inc.	1.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WLCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	1.00%
[4]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 165,837,593
Holdings Count | $ / shares	518
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$165,837,593
Number of Holdings	518
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	20.4%
Information Technology	13.3%
Health Care	11.3%
Industrials	10.5%
Consumer Staples	5.5%
Communication Services	5.4%
Energy	5.2%
Consumer Discretionary	5.2%
Materials	4.0%
Cash & Other	19.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.2%
Microsoft Corp.	1.8%
F5, Inc.	1.6%
Workday, Inc.	1.5%
Bank of America Corp.	1.3%
Amazon.com, Inc.	1.2%
Charles Schwab Corp.	1.2%
JPMorgan Chase & Co.	1.2%
Citigroup, Inc.	1.1%
Alphabet, Inc.	1.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$66	1.35%
[5]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Net Assets	$ 22,682,336
Holdings Count | $ / shares	398
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$22,682,336
Number of Holdings	398
Portfolio Turnover	97%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Health Care	23.1%
Industrials	21.7%
Information Technology	20.0%
Consumer Discretionary	10.2%
Financials	10.2%
Consumer Staples	4.7%
Energy	3.0%
Communication Services	2.0%
Materials	1.5%
Cash & Other	3.6%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	1.9%
Federal Signal Corp.	1.8%
Texas Roadhouse, Inc.	1.7%
Excelerate Energy, Inc.	1.2%
Sprouts Farmers Market, Inc.	1.1%
ADMA Biologics, Inc.	1.1%
Casella Waste Systems, Inc.	1.1%
Sterling Infrastructure, Inc.	1.1%
HealthEquity, Inc.	1.1%
Paylocity Holding Corp.	1.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WSMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.10%
[6]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 22,682,336
Holdings Count | $ / shares	398
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$22,682,336
Number of Holdings	398
Portfolio Turnover	97%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Health Care	23.1%
Industrials	21.7%
Information Technology	20.0%
Consumer Discretionary	10.2%
Financials	10.2%
Consumer Staples	4.7%
Energy	3.0%
Communication Services	2.0%
Materials	1.5%
Cash & Other	3.6%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	1.9%
Federal Signal Corp.	1.8%
Texas Roadhouse, Inc.	1.7%
Excelerate Energy, Inc.	1.2%
Sprouts Farmers Market, Inc.	1.1%
ADMA Biologics, Inc.	1.1%
Casella Waste Systems, Inc.	1.1%
Sterling Infrastructure, Inc.	1.1%
HealthEquity, Inc.	1.1%
Paylocity Holding Corp.	1.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$66	1.35%
[7]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Net Assets	$ 22,796,852
Holdings Count | $ / shares	656
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$22,796,852
Number of Holdings	656
Portfolio Turnover	33%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	28.7%
Industrials	18.7%
Consumer Discretionary	11.2%
Real Estate	8.1%
Health Care	6.4%
Information Technology	6.4%
Energy	6.3%
Materials	5.4%
Consumer Staples	3.5%
Cash & Other	5.3%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.7%
Ryman Hospitality Properties, Inc.	1.4%
Ducommun, Inc.	1.2%
Bank OZK	1.1%
Triumph Financial, Inc.	1.1%
Mr Cooper Group, Inc.	1.1%
Itron, Inc.	1.0%
Live Oak Bancshares, Inc.	0.9%
Astrana Health, Inc.	0.9%
Hancock Whitney Corp.	0.8%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.10%
[8]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 22,796,852
Holdings Count | $ / shares	656
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$22,796,852
Number of Holdings	656
Portfolio Turnover	33%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	28.7%
Industrials	18.7%
Consumer Discretionary	11.2%
Real Estate	8.1%
Health Care	6.4%
Information Technology	6.4%
Energy	6.3%
Materials	5.4%
Consumer Staples	3.5%
Cash & Other	5.3%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.7%
Ryman Hospitality Properties, Inc.	1.4%
Ducommun, Inc.	1.2%
Bank OZK	1.1%
Triumph Financial, Inc.	1.1%
Mr Cooper Group, Inc.	1.1%
Itron, Inc.	1.0%
Live Oak Bancshares, Inc.	0.9%
Astrana Health, Inc.	0.9%
Hancock Whitney Corp.	0.8%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	FT Wilshire 5000® Index Fund
Class Name	Investment Class
Trading Symbol	WFIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$29	0.56%
[9]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 289,623,450
Holdings Count | $ / shares	2,178
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$289,623,450
Number of Holdings	2,178
Portfolio Turnover	1%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	30.6%
Financials	14.0%
Consumer Discretionary	10.3%
Industrials	9.7%
Health Care	9.6%
Communication Services	9.2%
Consumer Staples	5.2%
Energy	3.1%
Real Estate	2.4%
Cash & Other	5.9%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.2%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	3.5%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.7%
Broadcom, Inc.	2.1%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Eli Lilly & Co.	1.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	FT Wilshire 5000® Index Fund
Class Name	Institutional Class
Trading Symbol	WINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$17	0.33%
[10]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 289,623,450
Holdings Count | $ / shares	2,178
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$289,623,450
Number of Holdings	2,178
Portfolio Turnover	1%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	30.6%
Financials	14.0%
Consumer Discretionary	10.3%
Industrials	9.7%
Health Care	9.6%
Communication Services	9.2%
Consumer Staples	5.2%
Energy	3.1%
Real Estate	2.4%
Cash & Other	5.9%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.2%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	3.5%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.7%
Broadcom, Inc.	2.1%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Eli Lilly & Co.	1.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Investment Class
Trading Symbol	WLCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$82	1.50%
[11]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.50%
Net Assets	$ 227,727,397
Holdings Count | $ / shares	1,161
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$227,727,397
Number of Holdings	1,161
Portfolio Turnover	27%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	18.2%
Industrials	17.3%
Information Technology	10.6%
Consumer Discretionary	8.9%
Health Care	7.2%
Communication Services	5.7%
Materials	5.1%
Consumer Staples	4.5%
Mortgage Securities	3.3%
Cash & Other	19.2%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Voya VACS Series SC Fund	2.0%
Siemens Energy AG	1.5%
MSCI EAFE Total Return Index	1.4%
Rolls-Royce Holdings PLC	1.3%
Sea Ltd.	1.2%
Spotify Technology SA	1.1%
BAE Systems PLC	1.1%
SAP SE	1.0%
Federal National Mortgage Association	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.4%
Japan	11.2%
United Kingdom	9.5%
Germany	7.8%
China	5.2%
France	4.8%
Canada	4.7%
Taiwan	3.8%
Netherlands	2.9%
Cash & Other	36.7%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Institutional Class
Trading Symbol	WLTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$69	1.25%
[12]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%
Net Assets	$ 227,727,397
Holdings Count | $ / shares	1,161
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$227,727,397
Number of Holdings	1,161
Portfolio Turnover	27%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	18.2%
Industrials	17.3%
Information Technology	10.6%
Consumer Discretionary	8.9%
Health Care	7.2%
Communication Services	5.7%
Materials	5.1%
Consumer Staples	4.5%
Mortgage Securities	3.3%
Cash & Other	19.2%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Voya VACS Series SC Fund	2.0%
Siemens Energy AG	1.5%
MSCI EAFE Total Return Index	1.4%
Rolls-Royce Holdings PLC	1.3%
Sea Ltd.	1.2%
Spotify Technology SA	1.1%
BAE Systems PLC	1.1%
SAP SE	1.0%
Federal National Mortgage Association	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.4%
Japan	11.2%
United Kingdom	9.5%
Germany	7.8%
China	5.2%
France	4.8%
Canada	4.7%
Taiwan	3.8%
Netherlands	2.9%
Cash & Other	36.7%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Investment Class
Trading Symbol	WIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$58	1.15%
[13]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 179,384,354
Holdings Count | $ / shares	1,406
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$179,384,354
Number of Holdings	1,406
Portfolio Turnover	34%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mortgage Securities	27.2%
Government	16.5%
Asset Backed Securities	9.1%
Financial	7.9%
Consumer, Cyclical	5.6%
Consumer, Non-cyclical	4.9%
Energy	4.5%
Utilities	3.8%
Industrial	3.7%
Cash & Other	16.8%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	8.1%
Federal National Mortgage Association	5.5%
Federal Home Loan Mortgage Corp.	3.3%
United States Treasury Bill	3.2%
Voya VACS Series HYB Fund	2.5%
BX Trust	2.5%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Voya VACS Series EMHCD Fund	1.0%
Progress Residential Trust	1.0%
Indonesia Treasury Bond	1.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.90%
[14]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 179,384,354
Holdings Count | $ / shares	1,406
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$179,384,354
Number of Holdings	1,406
Portfolio Turnover	34%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mortgage Securities	27.2%
Government	16.5%
Asset Backed Securities	9.1%
Financial	7.9%
Consumer, Cyclical	5.6%
Consumer, Non-cyclical	4.9%
Energy	4.5%
Utilities	3.8%
Industrial	3.7%
Cash & Other	16.8%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	8.1%
Federal National Mortgage Association	5.5%
Federal Home Loan Mortgage Corp.	3.3%
United States Treasury Bill	3.2%
Voya VACS Series HYB Fund	2.5%
BX Trust	2.5%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Voya VACS Series EMHCD Fund	1.0%
Progress Residential Trust	1.0%
Indonesia Treasury Bond	1.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature

[1]
*	Annualized.

[2]
*	Annualized.

[3]
*	Annualized.

[4]
*	Annualized.

[5]
*	Annualized.

[6]
*	Annualized.

[7]
*	Annualized.

[8]
*	Annualized.

[9]
*	Annualized.

[10]
*	Annualized.

[11]
*	Annualized.

[12]
*	Annualized.

[13]
*	Annualized.

[14]
*	Annualized.